Business combinations - Pro Forma Information (Details) - BTCL and HSBCBB $ in Thousands	8 Months Ended
Dec. 31, 2016 USD ($)
Unaudited pro forma financial information
Total net revenue	$ 407,453
Total non-interest operating expense	289,019
Pro forma net income post business combination	$ 118,434